advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
advance billings and customer deposits
Contract liabilities at beginning of period	$ 1,102	$ 974
Revenue deferred in previous period and recognized in current period	(631)	(631)
Net additions arising from operations	667	737
Additions arising from business acquisitions	23	22
Contract liabilities at end of period	1,161	1,102
Current	1,026	987
Non-current
Deferred revenues	132	112
Deferred customer activation and connection fees	$ 3	$ 3